Stock-based Compensation (Options Outstanding and Exercisable) (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2023 CAD ($) $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Closing stock price (in dollars per share)	$ 166.55
Options outstanding
Number of options outstanding (in shares) | shares	3.3
Weighted-average years to expiration	6 years 2 months 12 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 127.64
Aggregate intrinsic value | $	$ 128
Options exercisable
Number of options exercisable (in shares) | shares	1.8
Weighted average exercise price of options exercisable (in dollars per share)	$ 110.61
Aggregate intrinsic value | $	$ 100
Weighted-average years to expiration of options exercisable	4 years 9 months 18 days
Range of Exercise Prices 1 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 58.71
Ceiling of exercise price range (in dollars per share)	$ 100.00
Options outstanding
Number of options outstanding (in shares) | shares	0.6
Weighted-average years to expiration	2 years 8 months 12 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 86.45
Aggregate intrinsic value | $	$ 44
Options exercisable
Number of options exercisable (in shares) | shares	0.6
Weighted average exercise price of options exercisable (in dollars per share)	$ 86.45
Aggregate intrinsic value | $	$ 44
Range of Exercise Prices 2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 100.01
Ceiling of exercise price range (in dollars per share)	$ 120.00
Options outstanding
Number of options outstanding (in shares) | shares	0.6
Weighted-average years to expiration	4 years 9 months 18 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 109.67
Aggregate intrinsic value | $	$ 37
Options exercisable
Number of options exercisable (in shares) | shares	0.6
Weighted average exercise price of options exercisable (in dollars per share)	$ 109.66
Aggregate intrinsic value | $	$ 37
Range of Exercise Prices 3 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 120.01
Ceiling of exercise price range (in dollars per share)	$ 135.00
Options outstanding
Number of options outstanding (in shares) | shares	0.7
Weighted-average years to expiration	6 years 3 months 18 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 127.77
Aggregate intrinsic value | $	$ 27
Options exercisable
Number of options exercisable (in shares) | shares	0.3
Weighted average exercise price of options exercisable (in dollars per share)	$ 127.12
Aggregate intrinsic value | $	$ 14
Range of Exercise Prices 4 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 135.01
Ceiling of exercise price range (in dollars per share)	$ 155.00
Options outstanding
Number of options outstanding (in shares) | shares	0.5
Weighted-average years to expiration	7 years 4 months 24 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 142.96
Aggregate intrinsic value | $	$ 13
Options exercisable
Number of options exercisable (in shares) | shares	0.2
Weighted average exercise price of options exercisable (in dollars per share)	$ 141.17
Aggregate intrinsic value | $	$ 5
Range of Exercise Prices 5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 155.01
Ceiling of exercise price range (in dollars per share)	$ 166.89
Options outstanding
Number of options outstanding (in shares) | shares	0.9
Weighted-average years to expiration	8 years 9 months 18 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 158.27
Aggregate intrinsic value | $	$ 7
Options exercisable
Number of options exercisable (in shares) | shares	0.1
Weighted average exercise price of options exercisable (in dollars per share)	$ 159.93
Aggregate intrinsic value | $	$ 0